Risk management, funding and liquidity risk and market risk - Contractual maturity of financial liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	$ 927,910	$ 834,260
Loan capital	45,079	38,285
Total undiscounted financial liabilities	972,989	872,545
Total undiscounted contingent liabilities and commitments	200,099	200,091
Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	556,701	519,080
Loan capital	12	6
Total undiscounted financial liabilities	556,713	519,086
Total undiscounted contingent liabilities and commitments	200,099	200,091
Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	86,052	63,670
Loan capital	191	105
Total undiscounted financial liabilities	86,243	63,775
Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	151,716	121,253
Loan capital	705	1,034
Total undiscounted financial liabilities	152,421	122,287
Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	110,113	104,256
Loan capital	7,789	6,517
Total undiscounted financial liabilities	117,902	110,773
Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	23,328	26,001
Loan capital	36,382	30,623
Total undiscounted financial liabilities	59,710	56,624
Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,378	2,368
Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,377	2,368
Collateral received | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1
Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	662,304	627,601
Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	488,854	482,084
Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	71,531	58,731
Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	95,092	80,350
Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,772	6,369
Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	55	67
Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	55,197	49,537
Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	15,330	14,621
Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5,443	1,243
Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	18,698	1,803
Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	15,726	31,870
Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	38,657	17,526
Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	38,657	17,526
Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	51	308
Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	(27)	24
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	22	23
Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	8	119
Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	16	128
Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	32	14
Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	11,673	9,623
Derivative financial instruments: Cash inflow	(9,961)	(8,876)
Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	912	2,933
Derivative financial instruments: Cash inflow	(823)	(2,874)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	60	88
Derivative financial instruments: Cash inflow	(12)	(76)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	367	1,361
Derivative financial instruments: Cash inflow	(48)	(1,201)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	7,885	2,572
Derivative financial instruments: Cash inflow	(6,785)	(2,148)
Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	2,449	2,669
Derivative financial instruments: Cash inflow	(2,293)	(2,577)
Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	163,580	136,145
Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	7,390	2,370
Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	9,007	3,661
Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	37,599	38,821
Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	86,499	65,465
Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	23,085	25,828
Liabilities held for sale
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	31	28
Liabilities held for sale | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	31	28
Letters of credit and guarantees
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	11,868	11,323
Letters of credit and guarantees | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	11,868	11,323
Commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	188,183	188,768
Commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	188,183	188,768
Other
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	48
Other | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	48
Parent Entity
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	898,183	787,906
Loan capital	44,387	38,285
Total undiscounted financial liabilities	942,570	826,191
Total undiscounted contingent liabilities and commitments	176,632	174,481
Parent Entity | Up to 1 month
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	530,844	488,963
Loan capital	12	6
Total undiscounted financial liabilities	530,856	488,969
Total undiscounted contingent liabilities and commitments	176,632	174,481
Parent Entity | Over 1 month to 3 months
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	73,534	52,580
Loan capital	183	105
Total undiscounted financial liabilities	73,717	52,685
Parent Entity | Over 3 months to 1 year
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	133,757	102,332
Loan capital	680	1,034
Total undiscounted financial liabilities	134,437	103,366
Parent Entity | Over 1 year to 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	98,240	96,497
Loan capital	7,130	6,517
Total undiscounted financial liabilities	105,370	103,014
Parent Entity | Over 5 years
Contractual maturity of financial liabilities
Total financial liabilities excluding loan capital	61,808	47,534
Loan capital	36,382	30,623
Total undiscounted financial liabilities	98,190	78,157
Parent Entity | Collateral received
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,306	2,189
Parent Entity | Collateral received | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,305	2,189
Parent Entity | Collateral received | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	1
Parent Entity | Deposits and other borrowings
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	589,338	550,607
Parent Entity | Deposits and other borrowings | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	443,462	430,949
Parent Entity | Deposits and other borrowings | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	61,097	48,187
Parent Entity | Deposits and other borrowings | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	79,411	66,438
Parent Entity | Deposits and other borrowings | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5,313	4,966
Parent Entity | Deposits and other borrowings | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	55	67
Parent Entity | Other financial liabilities
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	51,079	46,605
Parent Entity | Other financial liabilities | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	15,080	13,689
Parent Entity | Other financial liabilities | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	5,443	1,243
Parent Entity | Other financial liabilities | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	18,613	1,712
Parent Entity | Other financial liabilities | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	11,943	29,961
Parent Entity | Derivative financial instruments: Held for trading
Contractual maturity of financial liabilities
Derivative financial instruments	39,161	17,597
Parent Entity | Derivative financial instruments: Held for trading | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	39,161	17,597
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled)
Contractual maturity of financial liabilities
Derivative financial instruments	48	258
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments	(18)	17
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments	9	17
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments	8	106
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	18	104
Parent Entity | Derivative financial instruments: Held for hedging purposes (net settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments	31	14
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled)
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	2,571	760
Derivative financial instruments: Cash inflow	(2,125)	(691)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Up to 1 month
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	883	105
Derivative financial instruments: Cash inflow	(823)	(103)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 month to 3 months
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	7	67
Derivative financial instruments: Cash inflow	(2)	(65)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 3 months to 1 year
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	51	11
Derivative financial instruments: Cash inflow	(17)	(3)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 1 year to 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	838	577
Derivative financial instruments: Cash inflow	(599)	(520)
Parent Entity | Derivative financial instruments: Held for hedging purposes (gross settled) | Over 5 years
Contractual maturity of financial liabilities
Derivative financial instruments: Cash outflow	792
Derivative financial instruments: Cash inflow	(684)
Parent Entity | Debt issues
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	139,139	115,130
Parent Entity | Debt issues | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,655	1,543
Parent Entity | Debt issues | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	6,431	2,593
Parent Entity | Debt issues | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	33,390	32,270
Parent Entity | Debt issues | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	71,850	55,824
Parent Entity | Debt issues | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	20,813	22,900
Parent Entity | Due to subsidiaries
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	72,666	55,448
Parent Entity | Due to subsidiaries | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	20,139	22,974
Parent Entity | Due to subsidiaries | Over 1 month to 3 months
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	548	538
Parent Entity | Due to subsidiaries | Over 3 months to 1 year
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	2,301	1,798
Parent Entity | Due to subsidiaries | Over 1 year to 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	8,877	5,585
Parent Entity | Due to subsidiaries | Over 5 years
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital	40,801	24,553
Parent Entity | Liabilities held for sale
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital		3
Parent Entity | Liabilities held for sale | Up to 1 month
Contractual maturity of financial liabilities
Non-derivative financial liabilities, excluding loan capital		3
Parent Entity | Letters of credit and guarantees
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	11,324	10,796
Parent Entity | Letters of credit and guarantees | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	11,324	10,796
Parent Entity | Commitments to extend credit
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	165,260	163,685
Parent Entity | Commitments to extend credit | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	165,260	$ 163,685
Parent Entity | Other
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	48
Parent Entity | Other | Up to 1 month
Contractual maturity of financial liabilities
Total undiscounted contingent liabilities and commitments	$ 48